UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

Semi-Annual Report

April 30, 2012

United Association
S&P 500 Index Fund

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission’s website at http://www.sec.gov.

Fund Overview

April 30, 2012 (Unaudited)

Top 10 Holdings* (% of Total Net Assets)
Apple	4.1%	General Electric	1.6%
Exxon Mobil	3.3%	AT&T	1.6%
International Business		Johnson & Johnson	1.4%
Machines	1.9%	Procter & Gamble	1.4%
Microsoft	1.9%	Coca-Cola	1.4%
Chevron	1.7%

*Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the semi-annual period end and may not be representative of the Fund’s current or future investments.

April 30, 2012 (Unaudited)

United Association S&P 500 Index Fund

Sector Weightings†

† Percentages are based on total investments.

Schedule of Investments

Description	Shares	Value

Common Stock (99.5%)
Consumer Discretionary (11.2%)
Abercrombie & Fitch, Cl A	933	$46,809
Amazon.com*	4,028	934,093
Apollo Group, Cl A*	1,219	42,933
AutoNation*	484	16,737
Autozone*	305	120,829
Bed Bath & Beyond*	2,503	176,186
Best Buy	3,077	67,909
Big Lots*	726	26,601
BorgWarner*	1,144	90,422
Cablevision Systems, Cl A	2,364	35,035
CarMax*	2,439	75,292
Carnival	4,726	153,548
CBS, Cl B	7,001	233,483
Chipotle Mexican Grill, Cl A*	340	140,811
Coach	3,163	231,405
Comcast, Cl A	29,808	904,077
Darden Restaurants	1,389	69,561
DeVry	658	21,155
DIRECTV, Cl A*	7,441	366,618
Discovery Communications, Cl A*	2,806	152,703
Dollar Tree*	1,322	134,395
DR Horton	2,937	48,020
Expedia	1,010	43,057
Family Dollar Stores	1,307	88,288
Ford Motor	40,744	459,592
Fossil*	561	73,306
GameStop, Cl A	1,515	34,481
Gannett	2,510	34,688
Gap	3,615	103,028
Genuine Parts	1,711	110,839
Goodyear Tire & Rubber*	2,642	29,009

Description	Shares	Value

H&R Block	3,163	$46,496
Harley-Davidson	2,480	129,778
Harman International Industries	750	37,185
Hasbro	1,284	47,174
Home Depot	16,938	877,219
International Game Technology	3,065	47,753
Interpublic Group	4,963	58,613
JC Penney	1,632	58,850
Johnson Controls	7,295	233,221
Kohl’s	2,790	139,863
Leggett & Platt	1,503	32,720
Lennar, Cl A	1,729	47,962
Limited Brands	2,689	133,643
Lowe’s	13,425	422,485
Macy’s	4,586	188,118
Marriott International, Cl A	2,902	113,439
Mattel	3,813	128,117
McDonald’s	11,172	1,088,711
McGraw-Hill	3,079	151,394
NetFlix*	594	47,603
Newell Rubbermaid	3,032	55,183
News, Cl A	23,080	452,368
Nike, Cl B	4,037	451,619
Nordstrom	1,734	96,861
Omnicom Group	2,959	151,826
O’Reilly Automotive*	1,414	149,120
priceline.com*	549	417,690
PulteGroup*	3,531	34,745
Ralph Lauren, Cl A	717	123,518
Ross Stores	2,555	157,362
Scripps Networks Interactive, Cl A	1,012	50,823
Sears Holdings*	397	21,351
Staples	7,211	111,049
Starbucks	8,073	463,229
Starwood Hotels & Resorts Worldwide	2,121	125,563
Target	7,374	427,250
Tiffany	1,401	95,912
Time Warner	10,889	407,902
Time Warner Cable, Cl A	3,501	281,655
TJX	8,365	348,904
TripAdvisor*	1,010	37,885
Urban Outfitters*	1,303	37,735
VF	966	146,880
Viacom, Cl B	6,065	281,355
Walt Disney	19,422	837,282
Washington Post, Cl B	52	19,665
Whirlpool	812	51,984
Wyndham Worldwide	1,572	79,135
Wynn Resorts	835	111,389
Yum! Brands	4,997	363,432

		15,485,926

April 30, 2012 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Consumer Staples (11.0%)
Altria Group	23,069	$743,052
Archer-Daniels-Midland	7,247	223,425
Avon Products	4,604	99,446
Beam	1,701	96,583
Brown-Forman, Cl B	1,113	96,107
Campbell Soup	1,990	67,322
Clorox	1,432	100,383
Coca-Cola	25,114	1,916,700
Coca-Cola Enterprises	3,311	99,727
Colgate-Palmolive	5,283	522,700
ConAgra Foods	4,535	117,094
Constellation Brands, Cl A*	1,908	41,213
Costco Wholesale	4,742	418,102
CVS	14,644	653,415
Dean Foods*	2,063	25,334
Dr. Pepper Snapple Group	2,365	95,972
Estee Lauder, Cl A	2,360	154,226
General Mills	7,139	277,636
Hershey	1,713	114,788
HJ Heinz	3,553	189,410
Hormel Foods	1,529	44,433
JM Smucker	1,223	97,387
Kellogg	2,737	138,410
Kimberly-Clark	4,337	340,324
Kraft Foods, Cl A	19,579	780,615
Kroger	6,387	148,626
Lorillard	1,464	198,065
McCormick	1,471	82,244
Mead Johnson Nutrition, Cl A	2,276	194,734
Molson Coors Brewing, Cl B	1,743	72,474
PepsiCo	17,411	1,149,126
Philip Morris International	18,853	1,687,532
Procter & Gamble	30,657	1,951,012
Reynolds American	3,770	153,929
Safeway	2,883	58,611
Sara Lee	6,599	145,442
Sysco	6,604	190,856
Tyson Foods, Cl A	3,195	58,309
Walgreen	9,678	339,311
Wal-Mart Stores	19,256	1,134,371
Whole Foods Market	1,770	147,034

		15,165,480

Energy (11.4%)
Alpha Natural Resources*	2,312	37,293
Anadarko Petroleum	5,602	410,122
Apache	4,253	408,033
Baker Hughes	4,868	214,728

Description	Shares	Value

Cabot Oil & Gas	2,384	$83,774
Cameron International*	2,762	141,553
Chesapeake Energy	7,301	134,630
Chevron	21,988	2,343,041
ConocoPhillips	14,363	1,028,822
Consol Energy	2,529	84,064
Denbury Resources*	4,261	81,129
Devon Energy	4,407	307,829
Diamond Offshore Drilling	757	51,892
El Paso	8,521	252,818
EOG Resources	2,945	323,390
EQT	1,676	83,498
Exxon Mobil	52,106	4,498,832
FMC Technologies*	2,613	122,811
Halliburton	10,508	359,584
Helmerich & Payne	1,207	62,028
Hess	3,430	178,840
Marathon Oil	7,836	229,908
Marathon Petroleum	3,883	161,572
Murphy Oil	2,159	118,680
Nabors Industries Ltd.*	3,061	50,966
National Oilwell Varco	4,711	356,905
Newfield Exploration*	1,429	51,301
Noble	2,754	104,817
Noble Energy	1,909	189,602
Occidental Petroleum	8,992	820,250
Peabody Energy	2,887	89,815
Pioneer Natural Resources	1,376	159,368
QEP Resources	1,923	59,248
Range Resources	1,798	119,855
Rowan*	1,348	46,546
Schlumberger	14,661	1,086,967
Southwestern Energy*	3,820	120,636
Spectra Energy	7,235	222,404
Sunoco	1,179	58,113
Tesoro*	1,533	35,642
Valero Energy	6,219	153,609
Williams	6,511	221,569
WPX Energy*	2,117	37,196

		15,703,680

Financials (14.1%)
ACE	3,671	278,886
Aflac	4,894	220,426
Allstate	5,415	180,482
American Express	10,504	632,446
American International Group*	6,000	204,180
American Tower REIT	4,299	281,928
Ameriprise Financial	2,376	128,803
Aon	3,556	184,201

April 30, 2012 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Apartment Investment & Management REIT, Cl A	1,322	$35,892
Assurant	1,018	41,066
AvalonBay Communities REIT	1,070	155,578
Bank of America	103,248	837,341
Bank of New York Mellon	12,488	295,341
BB&T	7,287	233,476
Berkshire Hathaway, Cl B*	19,127	1,538,767
BlackRock, Cl A	1,061	203,266
Boston Properties REIT	1,630	176,448
Capital One Financial	5,623	311,964
CBRE Group, Cl A*	3,384	63,653
Charles Schwab	11,079	158,430
Chubb	2,977	217,529
Cincinnati Financial	1,762	62,762
Citigroup	30,803	1,017,731
CME Group, Cl A	698	185,542
Comerica	1,995	63,880
Discover Financial Services	5,668	192,145
E*Trade Financial*	2,471	26,267
Equity Residential REIT	3,351	205,885
Federated Investors, Cl B	975	21,528
Fifth Third Bancorp	9,605	136,679
First Horizon National	2,666	24,474
Franklin Resources	1,512	189,771
Genworth Financial, Cl A*	5,277	31,715
Goldman Sachs Group	5,235	602,810
Hartford Financial Services Group	4,527	93,030
HCP REIT	4,507	186,815
Health Care REIT	2,341	132,641
Host Hotels & Resorts REIT	7,639	127,113
Hudson City Bancorp	5,324	37,587
Huntington Bancshares	8,662	57,949
IntercontinentalExchange*	789	104,968
Invesco	4,717	117,170
JPMorgan Chase	38,516	1,655,418
KeyCorp	9,783	78,655
Kimco Realty REIT	4,263	82,745
Legg Mason	1,308	34,100
Leucadia National	2,163	53,772
Lincoln National	2,913	72,155
Loews	3,314	136,305
M&T Bank	1,344	115,947
Marsh & McLennan	5,828	194,947
MetLife	11,572	416,939
Moody’s	2,079	85,135
Morgan Stanley	15,788	272,817
Nasdaq OMX Group	1,342	32,973
Northern Trust	2,536	120,688
NYSE Euronext	2,847	73,310

Description	Shares	Value

People’s United Financial	3,779	$46,633
Plum Creek Timber REIT	1,726	72,561
PNC Financial Services Group (A)	5,543	367,612
Principal Financial Group	3,080	85,224
Progressive	6,488	138,194
ProLogis REIT	4,959	177,433
Prudential Financial	5,061	306,393
Public Storage REIT	1,538	220,334
Regions Financial	12,256	82,605
Simon Property Group REIT	3,358	522,505
SLM	5,708	84,650
State Street	4,935	228,096
SunTrust Banks	5,292	128,490
T Rowe Price Group	2,719	171,610
Torchmark	1,073	52,266
Travelers	4,264	274,260
UnumProvident	3,110	73,831
US Bancorp	19,917	640,730
Ventas REIT	3,135	184,307
Vornado Realty Trust REIT	1,988	170,650
Wells Fargo	54,258	1,813,845
Weyerhaeuser REIT	5,761	117,294
XL Group, Cl A	3,411	73,371
Zions Bancorporation	1,732	35,316

		19,492,681

Health Care (11.4%)
Abbott Laboratories	17,232	1,069,418
Aetna	3,902	171,844
Agilent Technologies	3,678	155,138
Allergan	3,313	318,048
AmerisourceBergen	2,855	106,235
Amgen	8,775	623,990
Baxter International	6,117	338,943
Becton Dickinson	2,296	180,121
Biogen Idec*	2,644	354,322
Boston Scientific*	15,743	98,551
Bristol-Myers Squibb	18,678	623,285
Cardinal Health	3,856	162,993
CareFusion*	2,419	62,676
Celgene*	4,772	347,974
Cerner*	1,588	128,771
Cigna	3,049	140,955
Coventry Health Care	1,531	45,915
Covidien	5,133	283,496
CR Bard	917	90,746
DaVita*	1,022	90,529
DENTSPLY International	1,527	62,699
Edwards Lifesciences*	1,265	104,957
Eli Lilly	11,225	464,603

April 30, 2012 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Express Scripts*	8,701	$485,429
Forest Laboratories*	2,904	101,146
Gilead Sciences*	8,247	428,927
Hospira*	1,736	60,968
Humana	1,809	145,950
Intuitive Surgical*	436	252,095
Johnson & Johnson	30,554	1,988,760
Laboratory Corp of America Holdings*	1,054	92,636
Life Technologies*	1,957	90,726
McKesson	2,709	247,630
Medtronic	11,056	422,339
Merck	33,901	1,330,275
Mylan*	4,713	102,319
Patterson	936	31,908
PerkinElmer	1,223	33,755
Perrigo	1,058	110,984
Pfizer	82,451	1,890,602
Quest Diagnostics	1,712	98,765
St. Jude Medical	3,411	132,074
Stryker	3,432	187,284
Tenet Healthcare*	4,190	21,746
Thermo Fisher Scientific	3,887	216,312
UnitedHealth Group	11,482	644,714
Varian Medical Systems*	1,195	75,787
Waters*	974	81,923
Watson Pharmaceuticals*	1,435	108,142
WellPoint	3,561	241,507
Zimmer Holdings	1,907	120,008

		15,770,920

Industrials (10.4%)
3M	7,516	671,630
Avery Dennison	1,121	35,850
Boeing	8,095	621,696
Caterpillar	6,918	710,963
CH Robinson Worldwide	1,833	109,503
Cintas	1,210	47,396
Cooper Industries	1,669	104,429
CSX	11,012	245,678
Cummins	1,977	228,996
Danaher	6,214	336,923
Deere	4,351	358,348
Dover	2,001	125,383
Dun & Bradstreet	524	40,757
Eaton	3,575	172,244
Emerson Electric	7,926	416,432
Equifax	1,330	60,940
Expeditors International Washington	2,333	93,320
Fastenal	3,303	154,646
FedEx	3,377	297,987

Description	Shares	Value

Flowserve	589	$67,694
Fluor	1,822	105,221
General Dynamics	3,883	262,103
General Electric	111,705	2,187,184
Goodrich	1,403	176,020
Honeywell International	8,401	509,605
Illinois Tool Works	5,176	296,999
Ingersoll-Rand	3,241	137,807
Iron Mountain	1,889	57,369
Jacobs Engineering Group*	1,346	58,995
Joy Global	1,180	83,508
L-3 Communications Holdings	1,068	78,541
Lockheed Martin	2,923	264,648
Masco	3,524	46,446
Norfolk Southern	3,542	258,318
Northrop Grumman	2,761	174,716
Paccar	3,816	163,935
Pall	1,266	75,466
Parker Hannifin	1,648	144,513
Pitney Bowes	2,224	38,097
Precision Castparts	1,585	279,547
Quanta Services*	2,294	50,743
Raytheon	3,756	203,350
Republic Services, Cl A	3,502	95,850
Robert Half International	1,515	45,147
Rockwell Automation	1,550	119,877
Rockwell Collins	1,661	92,833
Roper Industries	1,040	105,976
RR Donnelley & Sons	1,981	24,782
Ryder System	549	26,747
Snap-on	631	39,463
Southwest Airlines	8,426	69,767
Stanley Black & Decker	1,800	131,688
Stericycle*	958	82,963
Textron	3,037	80,906
Tyco International	5,048	283,344
Union Pacific	5,108	574,343
United Parcel Service, Cl B	10,497	820,236
United Technologies	9,788	799,092
W.W. Grainger	669	139,032
Waste Management	5,170	176,814
Xylem	1,969	54,896

		14,317,702

Information Technology (20.1%)
Accenture, Cl A	6,920	449,454
Adobe Systems*	5,416	181,761
Advanced Micro Devices*	6,003	44,182
Akamai Technologies*	1,940	63,244
Altera	3,416	121,507

April 30, 2012 (Unaudited)

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Amphenol, Cl A	1,785	$103,780
Analog Devices	3,198	124,658
Apple*	9,778	5,712,699
Applied Materials	13,898	166,637
Autodesk*	2,300	90,551
Automatic Data Processing	5,432	302,128
BMC Software*	1,806	74,516
Broadcom, Cl A	5,195	190,137
CA	4,005	105,812
Cisco Systems	59,679	1,202,532
Citrix Systems*	2,013	172,333
Cognizant Technology Solutions, Cl A*	3,222	236,237
Computer Sciences	1,675	47,001
Corning	16,037	230,131
Dell*	16,607	271,857
eBay*	12,518	513,864
Electronic Arts*	3,715	57,137
EMC*	22,857	644,796
F5 Networks*	838	112,233
Fidelity National Information Services	2,525	85,017
First Solar*	583	10,727
Fiserv*	1,515	106,489
FLIR Systems	1,673	37,575
Google, Cl A*	2,751	1,664,988
Harris	1,249	56,879
Hewlett-Packard	21,662	536,351
Intel	54,049	1,534,992
International Business Machines	12,580	2,605,066
Intuit	3,196	185,272
Jabil Circuit	2,029	47,580
JDS Uniphase*	2,421	29,415
Juniper Networks*	5,807	124,444
KLA-Tencor	1,758	91,680
Lexmark International, Cl A	795	23,929
Linear Technology	2,492	81,513
LSI*	6,002	48,256
Mastercard, Cl A	1,183	535,035
Microchip Technology	2,077	73,401
Micron Technology*	10,056	66,269
Microsoft	81,032	2,594,645
Molex	1,483	40,916
Motorola Mobility Holdings*	2,945	114,325
Motorola Solutions	3,251	165,899
NetApp*	3,964	153,922
Novellus Systems*	758	35,437
NVIDIA*	6,796	88,348
Oracle	43,104	1,266,826
Paychex	3,564	110,413
Qualcomm	18,425	1,176,252
Red Hat*	2,158	128,638

Description	Shares	Value

SAIC	3,035	$36,906
Salesforce.com*	1,466	228,300
SanDisk*	2,704	100,075
Symantec*	7,941	131,185
TE Connectivity	4,623	168,555
Teradata*	1,816	126,720
Teradyne*	1,984	34,145
Texas Instruments	12,400	396,056
Total System Services	1,756	41,301
VeriSign	1,748	71,860
Visa, Cl A	5,512	677,866
Western Digital*	2,623	101,799
Western Union	6,817	125,296
Xerox	14,537	113,098
Xilinx	2,831	102,992
Yahoo!*	13,145	204,273

		27,700,113

Materials (3.4%)
Air Products & Chemicals	2,284	195,259
Airgas	743	68,089
Alcoa	11,310	110,046
Allegheny Technologies	1,123	48,222
Ball	1,697	70,867
Bemis	1,130	36,601
CF Industries Holdings	724	139,775
Cliffs Natural Resources	1,396	86,915
Dow Chemical	12,664	429,056
Eastman Chemical	1,516	81,819
Ecolab	3,209	204,381
EI du Pont de Nemours	9,915	530,056
FMC	764	84,384
Freeport-McMoRan Copper & Gold	10,521	402,954
International Flavors & Fragrances	882	53,105
International Paper	4,800	159,888
MeadWestvaco	1,829	58,199
Monsanto	5,923	451,214
Mosaic	3,297	174,148
Newmont Mining	5,703	271,748
Nucor	3,434	134,647
Owens-Illinois*	1,780	41,385
PPG Industries	1,681	176,908
Praxair	3,306	382,504
Sealed Air	2,047	39,261
Sherwin-Williams	954	114,747
Sigma-Aldrich	1,311	92,950
Titanium Metals	898	13,264
United States Steel	1,424	40,342
Vulcan Materials	1,416	60,619

		4,753,353

April 30, 2012 (Unaudited)

United Association S&P 500 Index Fund — concluded

Description	Shares	Value

Telecommunication Services (2.9%)
AT&T	65,541	$2,156,954
CenturyTel	6,853	264,252
Crown Castle International*	2,961	167,622
Frontier Communications	11,317	45,721
MetroPCS Communications*	3,231	23,586
Sprint-FON Group*	32,395	80,340
Verizon Communications	31,370	1,266,720
Windstream	6,525	73,341

		4,078,536

Utilities (3.6%)
AES*	7,223	90,432
AGL Resources	1,283	50,589
Ameren	2,746	90,041
American Electric Power	5,416	210,357
CenterPoint Energy	4,777	96,543
CMS Energy	2,902	66,717
Consolidated Edison	3,322	197,493
Dominion Resources	6,449	336,573
DTE Energy	1,924	108,475
Duke Energy	15,041	322,329
Edison International	3,676	161,781
Entergy	1,977	129,612
Exelon	9,671	377,266
FirstEnergy	4,726	221,271
Integrys Energy Group	887	48,466
NextEra Energy	4,670	300,514
NiSource	3,202	78,929
Northeast Utilities	3,397	124,908
NRG Energy*	2,544	43,248
Oneok	1,168	100,319
Pepco Holdings	2,617	49,514
PG&E	4,586	202,609
Pinnacle West Capital	1,244	60,147
PPL	6,519	178,295
Progress Energy	3,316	176,478
Public Service Enterprise Group	5,699	177,524
SCANA	1,306	60,233
Sempra Energy	2,700	174,798
Southern	9,753	448,053
TECO Energy	2,465	44,419
Wisconsin Energy	2,614	96,300
Xcel Energy	5,549	150,156

		4,974,389

Total Common Stock (Cost $165,277,793)		137,442,780

Description	Shares	Value

Exchange Traded Fund (0.1%)
i-Shares S&P 500 Index Fund (Cost $135,930)	986	$138,316

Cash Equivalent (0.3%)
PNC Advantage Institutional Money Market Fund, 0.050% (B)(C) (Cost $361,289)	361,289	361,289

Total Investments – 99.9% (Cost $165,775,012)		$137,942,385

Percentages are based on Net Assets of $138,053,391.

*Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(B)	The rate reported is the 7-day effective yield as of April 30, 2012.
(C)	Investment in Affiliated Security (see Note 3).

Cl—Class

Ltd.—Limited

REIT—Real Estate Investment Trust

S&P—Standard & Poor’s

A summary of the open long S&P 500 Index futures contracts held by the Fund at April 30, 2012, is as follows:

Number of Contracts	Contract Value	Expiration	Unrealized Appreciation
3	$209,040	June 2012	$5,107

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

As of April 30, 2012 (Unaudited)

United Association S&P 500 Index Fund
Assets:
Investments at Value (Cost $164,706,600)	$137,213,484
Affiliated Investment at Value (Cost $1,068,412)	728,901
Receivable for Capital Shares Sold	194,580
Dividends Receivable	140,820
Receivable due from Distributor	47,360
Prepaid Expenses	21,046
Receivable for Investment Securities Sold	13,247
Deposits with Brokers for Open Futures	10,500
Total Assets	138,369,938
Liabilities:
Payable for Capital Shares Redeemed	161,485
Payable for Distribution Fees	66,009
Payable due to Investment Adviser	10,732
Chief Compliance Officer Fees Payable	2,928
Payable due to Administrator	2,459
Payable due to Trustees’	1,595
Variation Margin Payable	735
Payable due to Custodian	565
Other Accrued Expenses	70,039
Total Liabilities	316,547
Net Assets	$138,053,391
Net Assets Consist of:
Paid-in Capital	$189,351,823
Undistributed Net Investment Income	125,449
Accumulated Net Realized Loss on Investments and Futures Contracts	(23,596,361)
Net Unrealized Depreciation on Investments	(27,832,627)
Net Unrealized Appreciation on Futures Contracts	5,107
Net Assets	$138,053,391
Class I:
Net Asset Value, Offering and Redemption Price Per Share — ($109,042,526 ÷ 10,666,254 shares)	$10.22

Class II:
Net Asset Value, Offering and Redemption Price Per Share — ($29,010,865 ÷ 2,842,903 shares)	$10.20

The accompanying notes are an integral part of the financial statements.

Statement of Operations

For the six month period ended April 30, 2012 (Unaudited)

United Association S&P 500 Index Fund
Investment Income:
Dividends (Net of Foreign Taxes Withheld of $868)	$1,513,371
Dividends from Affiliated Investment	4,847
Total Income	1,518,218
Expenses:
Investment Advisory Fees	66,380
Administration Fees	14,932
Distribution Fees — Class II	14,172
Trustees’ Fees	4,961
Custodian Fees	3,494
Chief Compliance Officer Fees	4,733
Transfer Agent Fees	85,310
Printing Fees	16,907
Registration Fees	9,892
Professional Fees	36,302
Other Expenses	17,341
Total Expenses	274,424
Less: Distribution Fees — Class II Waived	(7,086)
Net Expenses	267,338
Net Investment Income	1,250,880
Realized and Unrealized Gain (Loss):
Net Realized Gain on Investments	3,387,422
Net Realized Gain on Affiliated Investment	7,999
Net Realized Gain on Futures Contracts	334,336
Net Change in Unrealized Appreciation (Depreciation) on Investments	12,278,246
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	70,736
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(161,224)
Net Realized and Unrealized Gain	15,917,515
Net Increase in Net Assets Resulting from Operations	$17,168,395

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	United Association S&P 500 Index Fund
	11/1/11- 4/30/12 (unaudited)	11/1/10- 10/31/11
Operations:
Net Investment Income	$1,250,880	$3,717,348
Net Realized Gain on Investments (Including Gain (Loss) on Affiliated Investment)	3,395,421	19,023,392
Net Realized Gain on Futures Contracts	334,336	430,285
Net Change in Unrealized Appreciation (Depreciation) on Investments (Including Appreciation (Depreciation) on Affiliated Investment)	12,348,982	(815,963)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(161,224)	4,137
Net Increase in Net Assets Resulting from Operations	17,168,395	22,359,199
Dividends:
Net Investment Income
Class I	(1,003,784)	(3,312,093)
Class II	(251,445)	(546,939)
Net Decrease in Net Assets from Dividends	(1,255,229)	(3,859,032)
Capital Share Transactions:
Class I
Issued	9,220,853	26,985,283
Reinvestment of Dividends	998,146	3,288,676
Redeemed	(19,610,436)	(144,822,018)

Net Class I Capital Share Transactions	(9,391,437)	(114,548,059)
Class II
Issued	1,927,877	6,123,262
Reinvestment of Dividends	251,289	546,609
Redeemed	(4,438,185)	(9,441,541)

Net Class II Capital Share Transactions	(2,259,019)	(2,771,670)
Net Decrease in Net Assets from Capital Share Transactions	(11,650,456)	(117,319,729)
Total Increase (Decrease) in Net Assets	4,262,710	(98,819,562)
Net Assets:
Beginning of Period	133,790,681	232,610,243
End of Period (including undistributed net investment income of $125,449 and $125,471, respectively)	$138,053,391	$133,790,681

Share transactions:
Class I
Issued	995,117	2,929,235
Reinvestment of Dividends	102,911	355,359
Redeemed	(1,978,773)	(15,310,232)

Net Decrease in Shares Outstanding from Share Transactions	(880,745)	(12,025,638)
Class II
Issued	201,404	685,303
Reinvestment of Dividends	25,933	59,799
Redeemed	(459,731)	(1,014,814)

Net Decrease in Shares Outstanding from Share Transactions	(232,394)	(269,712)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

United Association S & P 500 Index Fund

Class I
2012††	$9.15	$0.09	$1.07	$1.16	$(0.09)	$(0.09)	$10.22	12.69%		$109,042	0.37	%(2)	0.37	%(2)	1.81	%(2)	15%
2011	8.64	0.16	0.53	0.69	(0.18)	(0.18)	9.15	8.02		105,692	0.28		0.28		1.74		22
2010	7.60	0.16	1.04	1.20	(0.16)	(0.16)	8.64	15.99		203,744	0.25		0.25		1.99		24
2009	7.05	0.15	0.55	0.70	(0.15)	(0.15)	7.60	10.29		185,803	0.28		0.28		2.19		14
2008	11.23	0.19	(4.18)	(3.99)	(0.19)	(0.19)	7.05	(35.95)		144,247	0.23		0.23		1.95		18
2007	9.97	0.19	1.26	1.45	(0.19)	(0.19)	11.23	14.66	*	251,686	0.18		0.20		1.78		13

Class II
2012††	$9.14	$0.08	$1.06	$1.14	$(0.08)	$(0.08)	$10.20	12.57	%**	$29,011	0.42	%(2)	0.47	%(2)	1.75	%(2)	15%
2011	8.63	0.16	0.53	0.69	(0.18)	(0.18)	9.14	7.98	**	28,099	0.34		0.39		1.67		22
2010	7.59	0.16	1.04	1.20	(0.16)	(0.16)	8.63	15.95	**	28,867	0.30		0.35		1.95		24
2009	7.04	0.14	0.56	0.70	(0.15)	(0.15)	7.59	10.25	**	26,184	0.33		0.38		2.16		14
2008	11.21	0.18	(4.16)	(3.98)	(0.19)	(0.19)	7.04	(35.96	)**	23,453	0.28		0.33		1.90		18
2007	9.96	0.18	1.25	1.43	(0.18)	(0.18)	11.21	14.52	*	34,924	0.24		0.25		1.66		13

*	Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.
**	Total Return would have been lower had the Distributor not waived a portion of its fee.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	For the six month period ended April 30, 2012 (unaudited).
(1)	Per share data calculated using the average shares method.
(2)	Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2012 (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the “Fund”). The Fund is classified as a diversified investment company. The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Notes to Financial Statements

April 30, 2012 (Unaudited)

•Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of April 30, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For the six months ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2012, there have been no significant changes to the Fund’s fair value methodologies.

Valuation of Futures: Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.

Investments in Real Estate Investment Trusts (“REITs”): Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Futures Contracts: The Fund invests in S&P 500 Index futures contracts. The Fund’s investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts. Refer to the Schedule of Investments for details regarding open futures contracts as of April 30, 2012, which is also indicative of activity during the six months ended April 30, 2012.

Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.

Classes: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Notes to Financial Statements

April 30, 2012 (Unaudited)

Expenses: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions With Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

PNC Bank, National Association (the “Custodian”) acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. PNC Capital Advisors, LLC (the “Adviser”) is an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

As disclosed in the Schedule of Investments, the Fund owns securities issued by The PNC Financial Services Group, Inc. & PNC Advantage Institutional Money Market Fund. The following is a summary of the transactions with affiliates for the six months ended April 30, 2012.

Value 10/31/11	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 4/30/12	Dividend Income
The PNC Financial Services Group, Inc.
$340,307	$12,728	$(64,158)	$70,736	$7,999	$367,612	$4,520

PNC Advantage Institutional Money Market Fund
1,526,933	12,256,198	(13,421,842)	—	—	361,289	327
$1,867,240	$12,268,926	$(13,486,000)	$70,736	$7,999	$728,901	$4,847
4.	Administration, Distribution, and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund’s average daily net assets, subject to a minimum fee of $30,000 as described in the Administration Agreement. For more information on these fees please see the Fund’s current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Class. The Distributor has voluntarily agreed to limit this amount to 0.05% of the Fund’s average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the six months ended April 30, 2012, the Distributor waived $7,086 in distribution fees.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Board.

Notes to Financial Statements

April 30, 2012 (Unaudited)

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2012, were as follows:

Purchases	$20,291,190
Sales	30,315,249

There were no purchases or sales of U.S. Government securities during the six months ended April 30, 2012.

7.	Federal Tax Information:

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund’s fiscal year ended October 31, 2011 financial statements, with respect to Federal income tax disclosure, were based on the facts as of October 31, 2011 and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, the expiration of capital loss carryforwards and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Undistributed Accumulated Net Realized Gain	Increase (Decrease) Paid in Capital
$4,327	$7,080,108	$(7,084,435)

These reclassifications have no impact on net assets or net asset value per share

The tax character of dividends and distributions paid during the tax years noted below were as follows:

	Ordinary Income	Total
2012	$2,881,174	$2,881,174
2011	4,341,246	4,341,246

As of April 30, 2012, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$125,449
Capital Loss Carryforwards	(20,186,603)
Unrealized Depreciation	(31,237,281)
Other Temporary Differences	3

Total Accumulated Losses	$(51,298,432)

Post-October losses represent losses realized on investment transactions from November 1, 2011 through April 30, 2012, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of April 30, 2012, the Fund had the following capital loss carryforwards:

Expires 2013	Total Capital Loss Carryforward
$20,186,603	$20,186,603

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the period ended April 30, 2012 , the Fund utilized $17,438,973 to offset capital gains and had expired capital loss carryforwards of $7,084,435.

For Federal income tax purposes, the cost of securities owned at April 30, 2012, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation

Notes to Financial Statements

April 30, 2012 (Unaudited)

on investments held by the Fund at April 30, 2012, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$169,184,773	$18,858,591	$(50,100,979)	$(31,242,388)

8.	Other:

At April 30, 2012, 60% of total Class I Shares were held by seven record Shareholders and 77% of the total Class II Shares were held by two record Shareholders. These Shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.	Recent Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU 2011-04 and does not believe its adoption will have a material impact on the financial statements.

10.	Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

April 30, 2012

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

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Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Annualized Expense Ratios	Expenses Paid During Period*
United Association S & P 500 Index Fund — Class I
Actual Fund Return	$1,000.00	$1,126.90	0.37%	$1.96
Hypothetical 5% Return	1,000.00	1,023.02	0.37	1.86
United Association S & P 500 Index Fund — Class II
Actual Fund Return	$1,000.00	$1,125.70	0.42%	$2.22
Hypothetical 5% Return	1,000.00	1,022.77	0.42	2.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Approval of Investment Advisory Agreement

April 30, 2012 (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 14-15, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its assets under management, investment personnel, use of derivatives with respect to the Fund, its relationship with the United Association, approach to risk management and business contingency plan. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. In particular, the representative noted that the Fund was an index fund, meaning that it seeks to track the performance of its benchmark and that the majority of the Fund’s assets is invested in stocks included in the index in approximately the same relative proportion as those stocks are held in the index. The representative also discussed the Fund’s tracking error over the past year. The Board noted that the Fund’s performance was highly correlated to its benchmark over various periods of time. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Approval of Investment Advisory Agreement

April 30, 2012 (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

Notice to Shareholders

April 30, 2012 (Unaudited)

For shareholders that do not have an April 30, 2012 tax year end, this notice is for informational purposes only. For Shareholders with an April 30, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2012, the portfolio is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividend (5)
0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of “Ordinary Income Distributions.”
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Investment Adviser:

PNC Capital Advisors, LLC

PNC Tower

1900 E. 9th Street

Cleveland, OH 44114

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20036

Custodian:

PNC Bank, National Association

200 Public Square, 5th Floor

Cleveland, OH 44114

UAF-SA-001-0900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012